Lease (Details)								1 Months Ended	3 Months Ended	11 Months Ended		12 Months Ended											36 Months Ended
	May 31, 2023 USD ($)	May 15, 2023 USD ($)	Mar. 01, 2023 USD ($)	May 31, 2022 USD ($)	Mar. 01, 2022 USD ($)	May 15, 2021 USD ($)	May 15, 2021 USD ($)	Jan. 28, 2021 USD ($)	Mar. 31, 2024 USD ($)	May 31, 2023 USD ($)	May 31, 2022 USD ($)	Jun. 15, 2025 USD ($)	May 15, 2025 USD ($)	Jun. 15, 2024 USD ($)	May 31, 2024 USD ($)	May 15, 2024 USD ($)	Feb. 29, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jun. 15, 2023 USD ($)	Feb. 28, 2023 USD ($)	Dec. 31, 2022 USD ($)	Feb. 28, 2022 USD ($)	May 15, 2025 USD ($)	May 28, 2023 USD ($)	Feb. 13, 2023 USD ($)	Sep. 21, 2022 USD ($)	Sep. 18, 2022 USD ($)	Sep. 01, 2022 USD ($)	Sep. 01, 2022 CAD ($)
Lease [Line Items]
Operating lease right-of-use assets									$ 388,210									$ 503,089			$ 973,147
Operating lease liabilities									$ 430,765									$ 517,356			1,011,134
Description of lease term									February 1, 2021 to February 29, 2024									February 1, 2021 to February 29, 2024
Lease payments	$ 6,452	$ 3,751	$ 7,100	$ 6,300	$ 6,920	$ 22,375		$ 6,750		$ 6,452	$ 6,300								$ 29,088	$ 6,920		$ 6,750
Description of lease term									May 1, 2021 to April 30, 2024									May 1, 2021 to April 30, 2024
Lease expense							$ 22,375
Sublease payments									$ 2,885									$ 2,885
Description of lease term									June 16, 2022 to June 15, 2025									June 16, 2022 to June 15, 2025
Monthly payment																								$ 1,550
First installment amount									$ 15,165									$ 15,165						$ 15,000	$ 481		$ 3,065
Operating lease right-of-use assets																		144,602
Operating lease liabilities																		152,179
Loss on disposal of ROU																		33,423
Lease Agreements [Member]
Lease [Line Items]
Operating lease right-of-use assets									388,210									503,089			973,147
Operating lease liabilities									$ 430,765									$ 517,356			$ 1,011,134
Photon Technology Ltd [Member]
Lease [Line Items]
Monthly payment																												$ 2,690	$ 3,500
Nature’s Miracle [Member]
Lease [Line Items]
Monthly payment																										$ 2,333
McLovin’s Pet Food Inc. [Member]
Lease [Line Items]
Description of sublease term																		May 16, 2021 to May 15, 2022
Hydroman [Member] | Lease Agreements [Member]
Lease [Line Items]
Lease payments																	$ 7,100
McLovin’s Pet Food Inc. [Member]
Lease [Line Items]
Lease payments																			$ 29,088
Description of sublease term									May 16, 2021 to May 15, 2022
Forecast [Member]
Lease [Line Items]
Lease payments												$ 30,859	$ 3,979	$ 29,960	$ 6,609	$ 3,863
Forecast [Member] | Lease Agreements [Member]
Lease [Line Items]
Lease payments																							$ 3,751
Forecast [Member] | Hydroman [Member]
Lease [Line Items]
Lease payments															$ 6,609
Forecast [Member] | McLovin’s Pet Food Inc. [Member] | Lease Agreements [Member]
Lease [Line Items]
Lease payments													$ 3,979